Cash and Restricted Cash (Details Narrative) - CAD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
Statement Line Items [Line Items]
Cash	$ 12,935	$ 21,100
Restricted cash and cash equivalents	110	110
Corporate Credit Card [Member]
Statement Line Items [Line Items]
Restricted cash and cash equivalents	$ 110	$ 110